owners' equity	12 Months Ended
Dec. 31, 2025
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

As at December 31	2025		2024
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder entitled to one vote per Common Share held, provided that no less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at December 31, 2025, we had reserved for issuance from Treasury: approximately 45 million Common Shares under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 53 million Common Shares under restricted share unit plans (see Note 14(b)); and approximately 12 million Common Shares under share option plans (see Note 14(d)).

(b)	Subsidiaries with significant non-controlling interests

TELUS International (Cda) Inc.

As at December 31, 2025, our TELUS International (Cda) Inc. subsidiary was incorporated under the Business Corporations Act (British Columbia) and had geographically dispersed operations, with its principal places of business located in Asia, Central America, Europe and North America.

The following table presents changes in our economic and voting interests for the years ended December 31, 2025 and 2024.

	Economic interest [1]		Voting interest [1]
	2025	2024	2025	2024
Interest in TELUS International (Cda) Inc., beginning of period	57.6%	56.0%	87.0%	85.4%
Effect of
TELUS Corporation acquisition of shares from non-controlling interests [2]	43.0	2.0	7.3	0.3
Share-based compensation and other [3]	(0.6)	(0.4)	(0.2)	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	5.9	1.3
Interest in TELUS International (Cda) Inc., end of period	100.0%	57.6%	100.0%	87.0%

1	Our economic and voting interests differ due to the voting rights associated with the multiple voting shares held by TELUS Corporation.
2	Acquisition of shares from non-controlling interests resulted in a reduction in non - controlling interests of $844 million (2024 – $55 million), with the balance of the effects of consideration paid being allocated as set out in the Privatization section following.
3	Equity settlement of share-based compensation resulted in an increase in non-controlling interests of $26 million (2024 – $16 million), with the balance of consideration received credited to contributed surplus.

The following table sets out the statement of income and other comprehensive income amounts allocated to non-controlling interests.

Years ended December 31 (millions)	2025 [1]	2024
Net income (loss)	$(346)	$(56)
Other comprehensive income	(11)	73
Comprehensive income (loss)	$(357)	$17

1Amounts for the year ended December 31, 2025, reflect amounts allocated to non-controlling interests prior to privatization.

As at December 31, 2025, accumulated non-controlling interests totalled $NIL (2024 – $1,174 million).

Summarized financial information

Summarized financial information for our TELUS International (Cda) Inc. subsidiary is set out in the accompanying table.

As at, or for the years ended, December 31 (millions)	2025	2024
Statement of financial position [1]
Current assets	—	$1,437
Non-current assets	—	$5,493
Current liabilities	—	$1,477
Non-current liabilities	—	$2,639
Statement of income and other comprehensive income [1,2]
Revenue and other income	$3,220	$3,724
Net income (loss)	$(561)	$(84)
Comprehensive income (loss)	$(587)	$85
Statement of cash flows [1,2]
Cash provided by operating activities	$(14)	$537
Cash used by investing activities	$(225)	$(147)
Cash provided (used) by financing activities	$307	$(321)

1	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
2	Amounts for the year ended December 31, 2025, are prior to privatization.

Privatization

On June 12, 2025, TELUS Corporation announced that it had submitted a non-binding indication of interest to the board of directors of TELUS International (Cda) Inc. in respect of a proposed transaction pursuant to which TELUS Corporation would acquire all of the issued and outstanding subordinate voting shares and multiple voting shares of TELUS International (Cda) Inc. not already owned by TELUS Corporation for a price per share of US$3.40 to be paid in cash, Common Shares, or a combination of both.

Subsequent to receiving the proposal, the TELUS International (Cda) Inc. board of directors formed a special committee to review, evaluate and consider the proposal and any relevant alternatives. In addition, the special committee engaged independent legal, financial and valuation advisors.

On September 2, 2025, TELUS Corporation and TELUS International (Cda) Inc. announced that they had entered into a definitive agreement for TELUS Corporation to acquire all of the outstanding multiple voting shares and subordinate voting shares of TELUS International (Cda) Inc. not already owned by TELUS Corporation for a price per share of US$4.50. The per share purchase price was payable by TELUS Corporation, at TELUS International (Cda) Inc. shareholders’ election, in cash, Common Shares, or a combination of both. The transaction, which closed on October 31, 2025, was subject to a number of conditions customary for transactions of this nature, including shareholder, regulatory and stock exchange approvals, all of which were received, and was effected by way of a court-approved plan of arrangement under the Business Corporations Act (British Columbia).

The acquisition of shares from non-controlling interests is reflected in the Consolidated statements of changes in owners’ equity as set out in the accompanying table.

Years ended December 31 (millions)	2025	2024 [1]
Consolidated statement of changes in owners’ equity effects (transactions with non-controlling interests)
Common Share capital	$43	$—
Contributed surplus	28	30
Accumulated other comprehensive income	60	—
Non-controlling interests	(844)	(55)
Consideration (acquisition of shares from non-controlling interests)
Cash	(713)	(25)
Common Shares	(43)	—
	(756)	(25)
Other transaction costs [2] (charged to contributed surplus)	(30)	—
	$(786)	$(25)

1	The acquisition of subordinate voting shares from non-controlling interests in the year ended December 31, 2024, was effected through the facilities of the Toronto Stock Exchange and was not in connection with the June 12, 2025, non-binding indication of interest and the related subsequent activity.
2	Net of income taxes of $1.

Terrion

Our Terrion subsidiary was established under the Partnership Act (Ontario) on July 24, 2025, and its principal place of business is Canada. Terrion is a wireless tower infrastructure operator enabling wholesale access and co-location.

During the 160-day period (hereinafter referred to as “the year”) from the date of establishment of the partnership through December 31, 2025, Terrion capitalization activity included issuing equity in Terrion to a non-controlling interest. Subsequent to the capitalization activity, TELUS Corporation retained a 50.1% voting and economic interest in Terrion. TELUS has a call option, exercisable in whole but not in part, in respect of the non-controlling interest either in September 2027 (if there is a dispute among the partners) or after September 2057. The call option price is generally the greater of fair value and a multiple of invested capital.

The effects of issuing equity to a non-controlling interest is reflected in the Consolidated statements of changes in owners’ equity, as set out in the accompanying table.

Year ended December 31, 2025 (millions)	Issue of equity	Other	Net
Net cash proceeds	$1,261	$(15)	$1,246
Income taxes	—	2	2
	$1,261	$(13)	$1,248
Contributed surplus			$458
Non-controlling interest			790
			$1,248

The following table sets out the Consolidated statements of income and other comprehensive income amounts allocated to non-controlling interests.

For the year [1] ended December 31 (millions)	2025
Net income	$9
Other comprehensive income	—
Comprehensive income	$9

1The year ended December 31, 2025, is the 160-day period from the date of establishment, July 24, 2025, through December 31, 2025, inclusive.

As at December 31, 2025, the accumulated non-controlling interest totalled $799 million. Partnership distributions to the non-controlling interest for the year ended December 31, 2025, were $NIL.

Summarized financial information

Summarized financial information for Terrion is set out in the accompanying table.

As at, or for the year [1] ended, December 31 (millions)	2025
Statement of financial position [2]
Current assets	$33
Non-current assets	$658
Current liabilities	$37
Non-current liabilities	$314
Statement of income and other comprehensive income [2]
Revenue and other income	$54
Net income [3]	$18
Comprehensive income [3]	$18
Statement of cash flows [1]
Cash provided by operating activities	$35
Cash used by investing activities [4]	$(12)
Cash provided by financing activities	$(10)

1	The year ended December 31, 2025, is the 160-day period from the date of establishment, July 24, 2025, through December 31, 2025, inclusive.
2	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
3	As Terrion is a partnership, no provision is made for income taxes in respect of the partners in determining Terrion’s net income and comprehensive income.
4	Includes additions (excluding additions from leases) to property, plant and equipment of $17 and change in associated non-cash investing working capital of $(5).

(c)Purchase of Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. During the year ended December 31, 2025, we purchased a number of our Common Shares for cancellation, through the facilities of the Toronto Stock Exchange, the New York Stock Exchange and/or alternative trading platforms or otherwise as may be permitted by applicable securities laws and regulations, including privately negotiated block purchases, as set out in the following table.

	2025
Year ended December 31 (millions)	Common Shares	Cost [1]
Normal course issuer bid period
December 17, 2025 – December 16, 2026 [2]	2	$40

1	Includes excise tax of $NIL.
2

On December 15, 2025, we announced that we had received approval for a normal course issuer bid to purchase and cancel up to 28 million of our Common Shares (up to a maximum of $500) from December 17, 2025, to December 16, 2026. Additionally, we are able to enter into an automatic share purchase plan with a broker for the purpose of permitting us to purchase our Common Shares under the normal course issuer bid at times we would not otherwise be permitted to trade in our own Common Shares, including during regularly scheduled quarterly internal blackout periods. Such purchases will be determined by the broker in its sole discretion based on parameters we have established. We record a liability and charge share capital and retained earnings for purchases that may occur during such blackout periods based upon the parameters of the normal course issuer bid as at the statement of financial position date.

The excess of the purchase price over the average stated value of Common Shares purchased for cancellation is charged to retained earnings. We cease to consider the Common Shares to be outstanding on the date of our purchase of the Common Shares, although the actual cancellation of the Common Shares by the transfer agent and registrar occurs on a timely basis on a date shortly thereafter.